As filed with the Securities and Exchange Commission on October 2, 2020
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 290	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 292	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Zachary E. Vonnegut-Gabovitch, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, New York 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on November 2, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 195 (the “Amendment”) to the Registration Statement of J.P. Morgan Exchange-Traded Fund Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 31, 2018 to register shares of JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF, JPMorgan Inflation Managed Bond ETF, JPMorgan Municipal ETF and JPMorgan Ultra-Short Municipal ETF. Pursuant to Rule 485(a), the Amendment would have become effective on October 14, 2018.
Post-Effective Amendment No. 197 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 13, 2018, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 203 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 13, 2018, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 207 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Core Plus Bond ETF, JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 210 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 11, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 213 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 13, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 221 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 225 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 12, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 226 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 11, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 227 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 11, 2019, as the new date upon which the Amendment would have become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 231 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 10, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 232 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 9, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 233 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 9, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 237 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 8, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 238 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 24, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF only.
Post-Effective Amendment No. 239 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 8, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF only.

Post-Effective Amendment No. 240 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 8, 2019, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 243 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 7, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 245 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 6, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 249 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 7, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 252 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 6, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 255 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 6, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 261 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 5, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 269 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 5, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 272 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 4, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 276 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 3, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
Post-Effective Amendment No. 281 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 3, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Income Builder Blend ETF and JPMorgan Inflation Managed Bond ETF only.
JPMorgan Ultra-Short Municipal ETF has separately filed Post-Effective Amendment No. 199 and went effective on October 15, 2018.
JPMorgan Municipal ETF has separately filed Post-Effective Amendment No. 201 and went effective on October 22, 2018.
JPMorgan Core Plus Bond ETF has separately filed Post-Effective Amendment No. 211 and went effective on January 23, 2019.
This Post-Effective Amendment No. 290 is now being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 2, 2020, as the new date upon which the Amendment shall become effective with respect to JPMorgan Inflation Managed Bond ETF and incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to JPMorgan Inflation Managed Bond ETF.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 2nd day of October, 2020.
J.P. Morgan Exchange-Traded Fund Trust
By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: Interim President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on October 2, 2020.
Gary L. French*
Gary L. French
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Emily Youssouf*
Emily Youssouf
Trustee

Lauren A. Paino*
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Attorney-in-fact
Robert J. Grassi*
Robert J. Grassi
Trustee

Lawrence Maffia*
Lawrence Maffia
Trustee

Robert Deutsch*
Robert Deutsch
Trustee

Brian S. Shlissel*
Brian S. Shlissel
Interim President and Principal Executive Officer